Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)		Dec. 31, 2023		Dec. 20, 2023	Jun. 30, 2023		Mar. 24, 2023	Dec. 20, 2022
Net of debt issuance costs (in Dollars)		$ 27,716			$ 27,716
Ordinary shares, par value (in Dollars per share)				$ 0.04			$ 0.04
Ordinary shares, shares authorized							700,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.04	[1]	$ 0.04	$ 0.04	[1]	$ 0.04	$ 0.04
Ordinary shares, shares authorized	[1]	700,000,000			700,000,000
Ordinary shares, shares issued		50,011,012	[1]		14,991,012	[1]	1,200,000
Ordinary shares, shares outstanding	[1]	50,011,012			14,991,012
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.04	[1]		$ 0.04	[1]	$ 0.04
Ordinary shares, shares authorized		100,000,000	[1]		100,000,000	[1]	100,000,000
Ordinary shares, shares issued	[1]	1,200,000			1,200,000
Ordinary shares, shares outstanding	[1]	1,200,000			1,200,000

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023